Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation: The accompanying financial statements comprise the consolidated financial statements of L3. The consolidated financial statements of the Company include all wholly-owned and majority-owned subsidiaries. All significant intercompany transactions are eliminated in consolidation. Investments in equity securities, joint ventures and limited liability corporations over which the Company has significant influence but does not have voting control are accounted for using the equity method. Investments over which the Company does not have significant influence are accounted for using the cost method. For the classification of contract related assets and liabilities, the Company uses the duration of the related contract or program as its operating cycle, which may be longer than one year, and classifies them as current. Certain reclassifications have been made to conform prior-year amounts to the current-year presentation.
All references made to financial data noted in the footnotes are to L3’s continuing operations unless otherwise specifically noted.

Accounting Estimates
Accounting Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of sales and costs of sales during the reporting period. The most significant of these estimates and assumptions for L3 relate to contract revenue, profit and loss recognition, fair values of assets acquired and liabilities assumed in business combinations, market values for inventories reported at lower of cost or market, pension and post-retirement benefit obligations, stock-based employee compensation expense, income taxes, including the valuations of deferred tax assets, litigation reserves, useful lives and valuation of recorded amounts of long-lived assets, identifiable intangible assets and goodwill. Changes in estimates are reflected in the periods during which they become known. Actual amounts may differ from these estimates and could differ materially.
Revisions or adjustments to estimates for a contract’s revenue, estimated costs at completion and estimated profit or loss are often required as work progresses under a contract, as experience is gained, as facts and circumstances change and as new information is obtained, even though the scope of work required under the contract may not change. Revisions or adjustments may also be required if contract modifications occur. The impact of revisions in profit (loss) estimates for all types of contracts subject to percentage-of-completion (POC) accounting are recognized on a cumulative catch-up basis in the period in which the revisions are made. The revisions in contract estimates, if significant, can materially affect the Company’s results of operations and cash flows, as well as reduce the valuations of receivables and inventories, and in some cases result in liabilities to complete contracts in a loss position. Aggregate net changes in contract estimates amounted to increases of $184 million, or 18%, of consolidated operating income ($1.48 per diluted share) for the year ended December 31, 2017, increases of $149 million, or 16%, of consolidated operating income ($1.23 per diluted share) for the year ended December 31, 2016, and increases of $52 million, or 6%, of consolidated operating income ($0.45 per diluted share) for the year ended December 31, 2015.

Revenue Recognition
Revenue Recognition: Substantially all of the Company’s sales are generated from written contractual (revenue) arrangements. The sales price for the Company’s revenue arrangements are either fixed-price, cost-plus or time-and-material type. Depending on the contractual scope of work, the Company utilizes either contract accounting standards or accounting standards for revenue arrangements with commercial customers to account for these contracts. Approximately 59% of the Company’s net sales in 2017 were accounted for under contract accounting standards, of which approximately 49% were fixed-price type contracts and approximately 10% were cost-plus type contracts. For contracts that are accounted for under contract accounting standards, sales and profits are recognized based on: (1) a POC method of accounting (fixed-price type contracts), (2) allowable costs incurred plus the estimated profit on those costs (cost-plus type contracts), or (3) direct labor hours expended multiplied by the contractual fixed rate per hour plus incurred costs for material (time-and-material type contracts).
Sales and profits on fixed-price type contracts that are covered by contract accounting standards are substantially recognized using POC methods of accounting. Sales and profits on fixed-price production contracts under which units are produced and delivered in a continuous or sequential process are recorded as units are delivered based on their contractual selling prices (the “units-of-delivery” method). Sales and profits on each fixed-price production contract under which units are not produced and delivered in a continuous or sequential process, or under which a relatively few number of units are produced, are recorded based on the ratio of actual cumulative costs incurred to the total estimated costs at completion of the contract, multiplied by the total estimated contract revenue, less cumulative sales recognized in prior periods (the “cost-to-cost” method). Under both POC methods of accounting, a single estimated total profit margin is used to recognize profit for each contract over its entire period of performance, which can exceed one year. Losses on contracts are recognized in the period in which they become evident. Amounts representing contract change orders or claims are included in sales only when they can be reliably estimated and their realization is reasonably assured. The impact of revisions of contract estimates, which may result from contract modifications, performance or other reasons, are recognized on a cumulative catch-up basis in the period in which the revisions are made.
Sales and profits on cost-plus type contracts that are covered by contract accounting standards are recognized as allowable costs are incurred on the contract, at an amount equal to the allowable costs plus the estimated profit on those costs. The estimated profit on a cost-plus type contract is fixed or variable based on the contractual fee arrangement types. Incentive and award fees are the primary variable fee contractual arrangement types for the Company. Incentive and award fees on cost-plus type contracts are included as an element of total estimated contract revenues and are recorded as sales when a basis exists for the reasonable prediction of performance in relation to established contractual targets and the Company is able to make reasonably dependable estimates for them.
Sales and profits on time-and-material type contracts are recognized on the basis of direct labor hours expended multiplied by the contractual fixed rate per hour, plus the actual costs of materials and other direct non-labor costs.
Sales on arrangements for (1) fixed-price type contracts that require the Company to perform services that are not related to the production of tangible assets (Fixed-Price Service Contracts) and (2) certain commercial customers are recognized in accordance with accounting standards for revenue arrangements with commercial customers. Sales for the Company’s businesses whose customers are primarily commercial business enterprises are substantially all generated from single element revenue arrangements. Sales are recognized when there is persuasive evidence of an arrangement, delivery has occurred or services have been performed, the selling price to the buyer is fixed or determinable and collectability is reasonably assured. Sales for Fixed-Price Service Contracts that do not contain measurable units of work performed are generally recognized on a straight-line basis over the contractual service period, unless evidence suggests that the revenue is earned, or obligations fulfilled, in a different manner. Sales for Fixed-Price Service Contracts that contain measurable units of work performed are generally recognized when the units of work are completed. Sales and profit on cost-plus and time-and-material type contracts within the scope of accounting standards for revenue arrangements with commercial customers are recognized in the same manner as those within the scope of contract accounting standards, except for incentive and award fees. Cost-based incentive fees are recognized when they are realizable in the amount that would be due under the contractual termination provisions as if the contract was terminated. Performance based incentive fees and award fees are recorded as sales when objective evidence exists that the fees have been earned.
For contracts with multiple deliverables, the Company applies the separation and allocation guidance under the accounting standard for revenue arrangements with multiple deliverables, unless all the deliverables are covered by contract accounting standards, in which case the Company applies the separation and allocation guidance under contract accounting standards. Revenue arrangements with multiple deliverables are evaluated to determine if the deliverables should be separated into more than one unit of accounting. The Company recognizes revenue for each unit of accounting based on the revenue recognition policies discussed above.
Sales and cost of sales in connection with contracts to provide services to the U.S. Government that contain collection risk because the contracts are incrementally funded and subject to the availability of funds appropriated, are deferred until a contract modification is obtained, indicating that adequate funds are available to the contract or task order.

Research and Development
Research and Development: Independent research and development (IRAD) costs sponsored by the Company and bid and proposal (B&P) costs relate to both U.S. Government contracts and those for international and commercial customers. The IRAD and B&P costs for certain of the Company’s businesses that are U.S. Government contractors are recoverable indirect contract costs that are allocated to U.S. Government contracts in accordance with U.S. Government procurement regulations, and are specifically excluded from research and development accounting standards. The Company includes the recoverable IRAD and B&P costs allocated to U.S. Government contracts in inventoried contract costs, and charges them to cost of sales when the related contract sales are recognized as revenue. Research and development costs that are not recoverable on U.S. Government contracts are accounted for in accordance with research and development accounting standards and are expensed to cost of sales as incurred.
Customer-funded research and development costs are incurred pursuant to contracts (revenue arrangements) to perform research and development activities according to customer specifications. These costs are not accounted for as research and development expenses, and are also not indirect contract costs. Instead, these costs are direct contract costs and are expensed to cost of sales when the corresponding revenue is recognized, which is generally as the research and development services are performed. Customer-funded research and development costs are substantially all incurred under cost-plus type contracts with the U.S. Government.

Product Warranties
Product Warranties: Product warranty costs are accrued when revenue is recognized for the covered products. Product warranty expense is recognized based on the terms of the product warranty and the related estimated costs. Accrued warranty costs are reduced as product warranty costs are incurred or as warranty periods expire.
The table below presents the changes in the Company’s accrued product warranty costs.

	Year Ended December 31,
	2017	2016
	(in millions)
Accrued product warranty costs(1):
Balance at January 1	$109	$105
Acquisitions during this period	3	3
Accruals for product warranties issued during the period	52	51
Foreign currency translation adjustments	1	(1)
Settlements made during the period	(66)	(49)
Balance at December 31	$99	$109
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(1)
Warranty obligations incurred in connection with long-term production contracts that are accounted for under the POC cost-to-cost method are included within the contract estimates at completion and are excluded from the above amounts. The balances above include both the current and non-current amounts.

Deferred Debt Issue Costs
Deferred Debt Issue Costs: Costs to issue debt are capitalized and deferred when incurred, and subsequently amortized to interest expense over the term of the related debt using the effective interest rate method. Deferred debt issuance costs, other than for line-of credit arrangements, are presented in the Company’s consolidated balance sheets as a direct deduction from the carrying amount of the associated debt liability. Deferred debt issue costs for line-of-credit arrangements are presented in the Company’s consolidated balance sheets in other assets.

Pension Plan and Postretirement Benefit Plan Obligations
Pension Plan and Postretirement Benefit Plan Obligations: The Company maintains multiple pension plans, both contributory and non-contributory, covering employees at certain locations. Eligibility for participation in these plans varies and benefits are generally based on the participant’s compensation and/or years of service. The Company’s funding policy is generally to contribute in accordance with cost accounting standards that affect government contractors, subject to the Internal Revenue Code and regulations thereon.
The Company also provides postretirement medical and life insurance benefits for retired employees and dependents at certain locations. Participants are eligible for these benefits when they retire from active service and meet the eligibility requirements for the Company’s pension plans. These benefits are funded primarily on a pay-as-you-go basis with the retiree generally paying a portion of the cost through contributions, deductibles and coinsurance provisions.
In accordance with accounting standards for employee pension and postretirement benefits, the Company recognizes on a plan-by-plan basis the unfunded status of its pension and postretirement benefit plans in the consolidated financial statements and measures its pension and postretirement benefit plan assets and benefit obligations at December 31.
The obligation for the Company’s pension plans and postretirement benefit plans and the related annual costs of employee benefits are calculated based on several long-term assumptions, including discount rates and expected mortality for employee benefit liabilities, and rates of return on plan assets, and expected annual rates for salary increases for employee participants in the case of pension plans, and expected annual increases in the costs of medical and other health care benefits in the case of postretirement benefit obligations. See Note 19, Pensions and Other Employee Benefits for additional information.

Stock-Based Compensation
Stock-Based Compensation: The Company follows the fair value based method of accounting for stock-based employee compensation, which requires the Company to expense all stock-based employee compensation. Stock-based employee compensation is primarily a non-cash expense because the Company settles these obligations by issuing shares of L3 common stock instead of settling such obligations with cash payments.
Compensation expense for restricted stock unit and stock option awards is generally recognized on a straight-line basis over the requisite service period for the entire award based on the grant date fair value. All of the stock options granted to employees by the Company are non-qualified stock options under U.S. income tax regulations. Compensation expense for performance units payable in L3 common stock is based on the fair value of the units at the grant date (measurement date), adjusted each reporting period for progress towards the target award, and recognized on a straight-line basis over the requisite service period. Stock-based compensation expense is recognized net of estimated forfeitures.

Income Taxes
Income Taxes: The Company provides for income taxes using the liability method. Deferred income tax assets and liabilities reflect tax carryforwards and the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes, as determined under enacted tax laws and rates. The effect of changes in tax laws or rates is accounted for in the period of enactment. Valuation allowances for deferred tax assets are provided when it is more likely than not that the assets will not be realized, considering, when appropriate, tax planning strategies. Deferred income tax assets and liabilities are classified as noncurrent in the Company’s balance sheet.
Income tax accounting standards prescribe: (1) a minimum recognition threshold that an income tax benefit arising from an uncertain income tax position taken, or expected to be taken, on an income tax return is required to meet before being recognized in the financial statements and (2) the measurement of the income tax benefits recognized from such positions. The Company’s accounting policy is to classify uncertain income tax positions that are not expected to be resolved in one year as non-current income tax liabilities and to classify potential interest and penalties on uncertain income tax positions as elements of the provision for income taxes in its financial statements.

Cash and Cash Equivalents	Cash and Cash Equivalents: Cash equivalents consist of highly liquid investments with an original maturity of three months or less at the time of purchase.
Contracts in Process
Contracts in Process: Contracts in Process include unbilled contract receivables and inventoried contract costs for which sales and profits are recognized primarily using a POC method of accounting. Unbilled Contract Receivables represent accumulated incurred costs and earned profits on contracts in process that have been recorded as sales, primarily using the cost-to-cost method, but have not been billed to customers. Inventoried Contract Costs primarily represent incurred costs on contracts using the units-of-delivery method of accounting and include direct costs and indirect costs, including overhead costs, and materials acquired for U.S. Government service contracts. As discussed in Note 4, the Company’s inventoried contract costs for U.S. Government contracts, and contracts with prime contractors or subcontractors of the U.S. Government include allocated general and administrative costs (G&A), IRAD costs and B&P costs. Contracts in Process contain amounts relating to contracts and programs with long performance cycles, a portion of which may not be realized within one year. For contracts in a loss position, the unrecoverable costs expected to be incurred in future periods are recorded in Estimated Costs in Excess of Estimated Contract Value to Complete Contracts in Process in a Loss Position, which is a component of Other Current Liabilities. Under the terms of certain revenue arrangements (contracts) with the U.S. Government, the Company is entitled to receive progress payments as costs are incurred or milestone payments as work is performed. The U.S. Government has a security interest in the Unbilled Contract Receivables and Inventoried Contract Costs to which progress payments have been applied, and such progress payments are reflected as a reduction of the related amounts. Milestone payments that have been received in excess of contract costs incurred and related estimated profits are reported on the Company’s balance sheet as Advance Payments and Billings in Excess of Costs Incurred.
The Company values its acquired contracts in process in connection with business acquisitions on the date of acquisition at contract value less the Company’s estimated costs to complete the contract and a reasonable profit allowance on the Company’s completion effort.

Inventories
Inventories: Inventories, other than Inventoried Contract Costs, are stated at cost (first-in, first-out or average cost), but not in excess of realizable value. A provision for excess, obsolete or inactive inventory is recorded based upon an analysis that considers current inventory levels, historical usage patterns and future sales expectations.

Property, Plant and Equipment
Property, Plant and Equipment: Property, plant and equipment are stated at cost, less accumulated depreciation. Depreciation is computed by generally applying the straight-line method to the estimated useful lives of the related assets. Useful lives generally range from 10 to 40 years for buildings and improvements and three to 10 years for machinery, equipment, furniture and fixtures. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the improvements. When property, plant or equipment is retired or otherwise disposed of, the net book value of the asset is removed from the Company’s balance sheet and the net gain or loss is included in the determination of operating income. Property, plant and equipment acquired as part of a business acquisition is recorded at fair value.

Goodwill and Indefinite-lived Intangible Assets
Goodwill and Indefinite-lived Intangible Assets: The carrying value of goodwill and indefinite-lived identifiable intangible assets are not amortized, but are tested for impairment annually as of November 30 and, additionally on an interim basis, whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable. The accounting standards for goodwill allow for the assessment of qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The Company did not utilize a qualitative assessment approach for the November 30, 2017 goodwill impairment test, as the Company chose instead to complete the quantitative testing process for each reporting unit. The Company has elected to early adopt Accounting Standards Update (ASU) 2017-04, Simplifying the Test for Goodwill Impairment, effective January 1, 2017, which eliminated Step 2 of the previous accounting standard which required computing an implied fair value of goodwill. The Company identifies any potential impairment by comparing the carrying value of a reporting unit to its fair value. The Company determines the fair value of its reporting units using a discounted cash flow valuation approach. If a potential impairment is identified, the Company will determine the amount of goodwill impairment by comparing the fair value of a reporting unit with its carrying amount. To the extent the carrying value of a reporting unit exceeds its fair value, a goodwill impairment charge is recognized. The annual impairment tests at November 30, 2017 and 2016 did not result in impairments to goodwill. The Company performed an interim impairment test during the quarterly period ended September 29, 2017 for the Vertex Aerospace reporting unit and as a result of a decline in its estimated fair value, the Company recorded an impairment charge of $187 million ($133 million after income taxes) in 2017. The impairment charge is included in the Vertex Aerospace results of operations which are classified as discontinued operations. The Company performed an interim impairment test in 2015 for the NSS and the Vertex Aerospace reporting units and due to a decline in their estimated fair values, the Company recorded aggregate goodwill impairment charges of $955 million ($46 million classified in continuing operations, for the retained businesses, and $909 million classified in discontinued operations). See Note 3 for additional information on the goodwill impairment charges.

Identifiable Intangible Assets
Identifiable Intangible Assets: Identifiable intangible assets represent assets acquired as part of the Company’s business acquisitions and include customer contractual relationships, technology, favorable leasehold interests and trade names. The initial measurement of these intangible assets is based on their fair values. Identifiable intangible assets are: (1) tested for impairment whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable and (2) amortized over their estimated useful lives as the economic benefits are consumed. The Company reviews and updates its estimates of the duration of its customer contractual relationships. If the Company’s current estimates indicate that the duration of its customer contractual relationships have decreased, then the Company adjusts the amortization period for those customer contractual relationships to their remaining useful economic life.

Derivative Financial Instruments
Derivative Financial Instruments: The Company’s derivative financial instruments include foreign currency forward contracts, which are entered into for risk management purposes.
The Company’s U.S. and foreign businesses enter into contracts with customers, subcontractors or vendors that are denominated in currencies other than their functional currencies. To protect the functional currency equivalent cash flows associated with certain of these contracts, the Company enters into foreign currency forward contracts. The Company’s activities involving foreign currency forward contracts are designed to hedge the changes in the functional currency equivalent cash flows due to movements in foreign exchange rates compared to the functional currency. The foreign currencies hedged are primarily the U.S. dollar, the Canadian dollar, the Euro and the British pound. The Company manages exposure to counterparty non-performance credit risk by entering into foreign currency forward contracts only with major financial institutions that are expected to fully perform under the terms of such contracts. Foreign currency forward contracts are recorded in the Company’s balance sheets at fair value and are generally designated and accounted for as cash flow hedges in accordance with the accounting standards for derivative instruments and hedging activities. Gains and losses on designated foreign currency forward contracts that are highly effective in offsetting the corresponding change in the cash flows of the hedged transactions are recorded net of income taxes in accumulated other comprehensive income (loss) (accumulated OCI) and then recognized in income when the underlying hedged transaction affects income. Gains and losses on foreign currency forward contracts that do not meet hedge accounting criteria are recognized in income immediately.

Treasury Stock	Treasury Stock: The Company records treasury stock purchases at cost, which includes incremental direct transaction costs.
Translation of Foreign Currency and Foreign Currency Transactions
Translation of Foreign Currency and Foreign Currency Transactions: Transactions in foreign currencies are translated into the local (functional) currency of the respective business at the approximate prevailing rate at the time of the transaction. Foreign exchange transaction gains and losses in the years ended December 31, 2017, 2016 and 2015 were not material to the Company’s results of operations. The operations of the Company’s foreign subsidiaries are translated from the local (functional) currencies into U.S. dollars using weighted average rates of exchange during each reporting period. The rates of exchange at each balance sheet date are used for translating the assets and liabilities of the Company’s foreign subsidiaries. Gains or losses resulting from these translation adjustments are included in the balance sheets as a component of accumulated OCI and are only recognized in income when a foreign subsidiary is divested.

Accounting Standards Issued and Not Yet Implemented
Accounting Standards Issued and Not Yet Implemented: In August 2017, the Financial Accounting Standards Board (FASB) issued ASU 2017-12, Targeted Improvements to Accounting for Hedging Activities. The amendments in this update intend to better align an entity’s risk management activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedge relationships and the presentation of hedge results. The amendments in this update require an entity to present the earnings effect of the hedging instrument in the same income statement line in which the earnings effect of the hedged item is reported. Current U.S. GAAP provides for hedge accounting only for the portion of the hedge deemed to be highly effective and requires an entity to separately reflect the amount by which the hedging instrument does not offset the hedged item, which is referred to as the ineffective amount. The amendments in this update no longer require entities to separately measure and report hedge ineffectiveness. The new standard is effective for the Company for interim and annual reporting periods beginning on January 1, 2019, with early adoption permitted. For cash flow hedges existing at the date of adoption, the Company is required to apply a cumulative effect adjustment relating to the separate measurement of ineffectiveness to the opening balance of retained earnings. The amended presentation and disclosure guidance is required only prospectively. The Company will adopt ASU 2017-12 effective January 1, 2019. The Company does not expect the adoption of this standard to have a material effect on its financial position, results of operations or cash flows.
In January 2017, the FASB issued ASU 2017-01, Clarifying the Definition of a Business, with the objective of providing additional guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The amendments in this update provide new guidance to determine when an integrated set of assets and activities (collectively referred to as a “set”) is not a business. The new guidance requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. The new guidance reduces the number of transactions that need to be evaluated as a business. The new standard, as amended, will be effective for the Company prospectively for interim and annual reporting periods beginning on January 1, 2018, with early application permitted. The Company believes that the evaluation of whether transactions should be accounted for as acquisitions (or dispositions) of assets or businesses will be simplified under the new standard.
In February 2016, the FASB issued ASU 2016-02, Leases, which updates the existing guidance on accounting for leases and requires new qualitative and quantitative disclosures about the Company’s leasing activities. The new standard requires the Company to recognize lease assets and lease liabilities on the balance sheet for all leases under which the Company is the lessee, including those classified as operating leases under previous accounting guidance. The new standard allows the Company to make an accounting policy election not to recognize on the balance sheet lease assets and liabilities for leases with a term of 12 months or less. The accounting applied by a lessor is largely unchanged from previous guidance. The new standard, as amended, will be effective for the Company for interim and annual reporting periods beginning on January 1, 2019, with early adoption permitted. In the adoption year, the Company will be required to recognize and measure all leases using a modified retrospective approach, which requires the restatement of each prior reporting period presented. The Company is currently evaluating the expected impact of the adoption of this standard on its consolidated financial statements and disclosures related to leasing activities. The Company plans to adopt ASU 2016-02 effective January 1, 2019. Refer to Note 18 for information about the Company’s leases.
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, As Amended (commonly referred to as ASC 606), which will replace numerous requirements in U.S. GAAP, including industry-specific requirements, provides companies with a single revenue recognition model for recognizing revenue from contracts with customers and significantly expands the disclosure requirements for revenue arrangements. The new standard, as amended, will be effective for the Company for interim and annual reporting periods beginning on January 1, 2018. The two permitted transition methods under the new standard are the full retrospective method, in which case the standard would be applied to each prior reporting period presented, or the modified retrospective method, in which case the cumulative effect of applying the standard would be recognized at the date of initial application with disclosure of results under the new and old standards for the first year of adoption.
The Company will adopt the standard as of January 1, 2018, using the modified retrospective transition method, and has evaluated the impact of the adoption on its consolidated financial statements and related disclosures. Under the modified retrospective transition method, the Company will calculate and record the cumulative effect of adopting the new standard at January 1, 2018, in the Company’s Quarterly Report on Form 10-Q for the first quarter of 2018.
The Company has evaluated the changes from adopting this new standard on its financial reporting, disclosures and its various revenue streams. The Company will recognize revenue over time on most of its (i) contracts that are covered by current contract accounting standards and (ii) fixed-price type contracts that require it to perform services that are not related to the production of tangible assets by using cost inputs to measure progress toward the completion of its performance obligations. This method is similar to the POC cost-to-cost method currently used on the majority of the Company’s contracts covered by current contract accounting standards. Accordingly, the adoption of this standard will primarily impact certain (i) contracts currently covered by contract accounting standards that currently recognize revenue using the POC units-of-delivery method and (ii) fixed-price type contracts for services that are not related to the production of tangible assets that currently recognize revenue on a straight-line basis over the contractual service period.
Based on contracts in process at December 31, 2017, the Company expects to record, upon adoption of ASC 606, a net increase to shareholders’ equity ranging from $10 million to $20 million, which includes the acceleration of net sales ranging from $350 million to $400 million and the related cost of sales. The adjustment to retained earnings primarily relates to contracts currently accounted for under the POC units-of-delivery method, which would have been recognized under ASC 606 earlier in the performance period as costs were incurred, as opposed to when the units were delivered under ASC 605.
The Company will make certain presentation changes on its consolidated balance sheets to comply with the new standard. The components of contracts in process will be presented separately as contract assets or inventories based on the amounts of unbilled revenue or the cost of inventories, respectively. Advance payments and billings in excess of costs and deferred revenue, which is currently classified in other current liabilities, will be combined and presented as contract liabilities. The Company expects that the adoption of ASC 606 will result in a decrease in inventories and an increase in contract assets (unbilled receivables) primarily to reflect the impact of converting contracts currently applying the units-of-delivery method to the cost input method for recognizing revenue and profit. Additionally, the Company will reclassify approximately $50 million of capitalized contract fulfillment costs from inventories to other assets upon adoption of ASC 606. The Company accounts for contract fulfillment costs as a contract cost under current accounting standards, and capitalizes them to inventoried contract costs if they relate to contracts that are accounted for under the POC units of delivery method of revenue recognition. The Company expects the net impact of these adjustments will decrease its current assets and current liabilities each by approximately 2%.
Additionally, the Company has updated its accounting policies affected by this standard, redesigned its internal controls over financial reporting related to the standard, and determined the extent of the expanded disclosure requirements. The Company has substantially completed the evaluation of the impact of the accounting and disclosure changes on its business processes, controls and systems and has implemented the necessary changes to such business processes, controls and systems.
Other accounting standard updates effective for interim and annual periods beginning after December 31, 2017 are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

Accounting Standards Implemented
New Accounting Standards Implemented: Effective January 1, 2018, the Company adopted the FASB issued ASU 2017-07, Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. Defined benefit pension and postretirement benefit cost (net benefit cost) comprise several components that reflect different aspects of the Company’s financial arrangements as well as the cost of benefits provided to employees. Under previous U.S. GAAP, those components were aggregated for reporting in the financial statements and presented within the operating section of the income statement or capitalized into assets (inventories) when appropriate. The amendments in this update require the Company to report the service cost component in the same line item as other compensation costs arising from services rendered by the employees during the period. The other components of net benefit cost are required to be presented separately from the service cost component and below income from operations. Plan administrative expenses, which were previously included in service cost, are presented together with expected return on plan assets, as a component of Interest and other income (expense), net. The amendments in this update also allow only the service cost component to be eligible for capitalization when applicable. The amendments in this update have been applied retrospectively for the presentation of the components of net benefit cost and prospectively for the capitalization of the service cost component of net benefit cost. The adoption of this standard increased operating income and decreased interest and other income (expense), net, each by $11 million for the year ended December 31, 2017, by $1 million for the year ended December 31, 2016 and by $27 million for the year ended December 31, 2015. The adoption of this standard did not impact income from continuing operations before income taxes for the years ended December 31, 2017, 2016, and 2015.